Related party transactions (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions
The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

For the	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Salaries	$1.0	$1.0	$2.8	$2.8
Share-based compensation	2.2	3.2	6.8	11.9
Fees and benefits	1.2	1.0	3.4	2.9
Post employment benefits	—	—	0.1	0.1
Total remuneration of key management personnel	$4.4	$5.2	$13.1	$17.7
Outstanding balances of remuneration of the executive officers and directors are summarized as follows:

As at	September 30, 2023	December 31, 2022
Accounts payable and accrued liabilities	$2.5	$2.8
Outstanding balances	2.5	2.8